Note 10 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Accounts receivable	$ 10,718	$ 3,858
Prepaid expenses and other (note 10a)	14,399	22,130
Right-of-use assets (note 10b)	2,734	3,427
Deferred income tax asset (note 16)	750	4,058
Derivative instruments (note 18)	20	1,517
Investment (note 10c)	953	953
Other assets	$ 29,574	$ 35,943